Significant accounting policies - Disclosure of quantitative information about right of use operating lease assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of summary of significant accounting policies explanatory [Abstract]
Minimum lease payments under operating leases			$ 462
Effect from discounting at the incremental borrowing rate	$ (107)
Lease liabilities recognized	$ 304	$ 355